UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Diversified Market Neutral Fund

	Shares	Value ($)
Long Positions 150.7%
Common Stocks 87.0%
Consumer Discretionary 7.4%
Auto Components 1.7%
Autoliv, Inc. (SDR)	11,000	1,387,300
Valeo SA	3,000	463,360
		1,850,660
Hotels, Restaurants & Leisure 1.3%
TUI AG	80,000	1,331,253
Leisure Products 0.2%
Callaway Golf Co. (a)	19,500	196,560
Media 2.2%
Cablevision Systems Corp. (New York Group) "A" (a)	19,646	599,203
ITV PLC	200,000	815,613
Omnicom Group, Inc. (a)	11,839	875,139
		2,289,955
Specialty Retail 1.3%
Best Buy Co., Inc. (a)	11,014	350,025
WH Smith PLC	40,000	1,045,167
		1,395,192
Textiles, Apparel & Luxury Goods 0.7%
adidas AG	8,000	772,902
Consumer Staples 13.8%
Beverages 3.0%
Coca-Cola Enterprises, Inc. (b)	25,200	1,267,560
PepsiCo, Inc.	9,700	971,552
SABMiller PLC	15,000	912,939
		3,152,051
Food & Staples Retailing 5.1%
CVS Health Corp. (b)	14,600	1,373,714
Koninklijke Ahold NV	70,000	1,520,860
Kroger Co. (b)	32,000	1,205,120
Walgreens Boots Alliance, Inc. (b)	15,000	1,260,450
		5,360,144
Food Products 2.7%
Marine Harvest ASA*	50,000	674,576
Nestle SA (Registered)	19,000	1,309,418
Omega Protein Corp.* (a)	38,000	934,040
		2,918,034
Household Products 0.8%
Svenska Cellulosa AB SCA "B"	30,000	862,171
Personal Products 0.9%
Herbalife Ltd.*	16,000	923,680
Tobacco 1.3%
Imperial Tobacco Group PLC	25,196	1,359,949
Energy 2.7%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	3,000	162,210
Oil States International, Inc.* (a)	11,500	364,780
Weatherford International PLC* (a)	41,350	446,994
		973,984
Oil, Gas & Consumable Fuels 1.8%
CONSOL Energy, Inc. (a)	32,354	254,950
Marathon Petroleum Corp.	4,906	286,559
Oasis Petroleum, Inc.* (a)	78,250	899,092
SM Energy Co. (a)	13,200	387,684
		1,828,285
Financials 19.2%
Banks 3.7%
Barclays PLC	330,000	1,108,316
CIT Group, Inc.	11,000	472,560
Credit Agricole SA	90,000	1,086,283
Talmer Bancorp., Inc. "A"	56,150	1,025,860
Wells Fargo & Co.	3,776	208,058
		3,901,077
Capital Markets 8.6%
Affiliated Managers Group, Inc.*	4,650	824,120
BlackRock, Inc. (b)	3,300	1,200,276
Interactive Brokers Group, Inc. "A" (a)	31,700	1,374,512
Lazard Ltd. "A"	13,100	608,757
Northern Trust Corp. (b)	18,175	1,362,034
NorthStar Asset Management Group, Inc. (b)	82,250	1,118,600
Raymond James Financial, Inc. (b)	21,650	1,271,505
Waddell & Reed Financial, Inc. "A" (a)	35,300	1,320,220
		9,080,024
Consumer Finance 0.5%
Santander Consumer U.S.A. Holdings, Inc.* (a)	31,950	563,598
Insurance 2.9%
Allstate Corp.	9,241	579,965
Arch Capital Group Ltd.*	3,000	217,410
Everest Re Group Ltd. (a)	3,250	599,430
Maiden Holdings Ltd. (a)	50,000	770,500
Prudential Financial, Inc.	3,762	325,601
The Travelers Companies, Inc.	5,300	607,221
		3,100,127
Real Estate Investment Trusts 2.0%
CBL & Associates Properties, Inc. (REIT) (b)	65,000	849,550
Franklin Street Properties Corp. (REIT)	80,000	837,600
SL Green Realty Corp. (REIT)	4,000	472,320
		2,159,470
Real Estate Management & Development 0.7%
CBRE Group, Inc. "A"*	19,232	720,623
Thrifts & Mortgage Finance 0.8%
Radian Group, Inc. (a)	59,500	847,875
Health Care 11.1%
Biotechnology 1.8%
Alnylam Pharmaceuticals, Inc.*	6,725	699,804
Emergent BioSolutions, Inc.* (a)	26,088	982,735
Gilead Sciences, Inc.	2,000	211,920
		1,894,459
Health Care Equipment & Supplies 3.4%
Boston Scientific Corp.* (b)	65,800	1,202,824
C.R. Bard, Inc.	2,500	467,050
Merit Medical Systems, Inc.* (a)	26,000	503,620
Sonova Holding AG (Registered)	8,000	1,009,282
Stryker Corp.	4,500	434,070
		3,616,846
Health Care Providers & Services 1.0%
Fresenius SE & Co. KGaA	11,000	804,550
Genesis Healthcare, Inc.* (a)	53,000	258,640
		1,063,190
Health Care Technology 0.5%
IMS Health Holdings, Inc.* (a)	20,000	554,400
Pharmaceuticals 4.4%
Hikma Pharmaceuticals PLC	40,000	1,304,506
Novartis AG (Registered)	4,500	383,043
Recordati SpA	60,000	1,490,961
Roche Holding AG (ADR) (a)	6,244	209,111
Sanofi	10,000	886,636
Shire PLC	5,600	390,458
		4,664,715
Industrials 8.5%
Aerospace & Defense 1.8%
Safran SA	18,000	1,325,002
Triumph Group, Inc.	15,000	600,750
		1,925,752
Airlines 0.7%
easyJet PLC	30,000	746,666
Building Products 0.3%
Masco Corp.	2,550	76,271
Owens Corning	5,000	234,200
		310,471
Commercial Services & Supplies 0.3%
Stericycle, Inc.*	2,700	325,944
Industrial Conglomerates 0.7%
Danaher Corp. (a)	7,471	720,130
Machinery 1.5%
Cargotec Oyj "B" (a)	12,300	451,882
Caterpillar, Inc. (a)	5,500	399,575
Duerr AG	8,000	688,562
		1,540,019
Professional Services 2.2%
Teleperformance	20,000	1,662,418
Towers Watson & Co. "A"	2,686	361,294
Verisk Analytics, Inc.* (a)	3,783	283,536
		2,307,248
Road & Rail 1.0%
CSX Corp. (a)	7,958	226,246
Norfolk Southern Corp.	3,415	324,630
Union Pacific Corp.	6,624	556,085
		1,106,961
Information Technology 13.8%
Communications Equipment 2.4%
Alcatel-Lucent*	360,000	1,415,298
ARRIS Group, Inc.* (a)	25,000	764,250
Ciena Corp.* (a)	6,500	162,760
Cisco Systems, Inc.	7,500	204,375
		2,546,683
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	9,900	185,427
Ingenico Group SA	9,000	1,133,027
		1,318,454
Internet Software & Services 2.5%
eBay, Inc.* (a)	25,900	766,381
Liquidity Services, Inc.* (a)	87,000	593,340
United Internet AG (Registered)	25,000	1,331,903
		2,691,624
IT Services 2.0%
Atos SE	11,000	901,221
PayPal Holdings, Inc.*	4,400	155,144
Wirecard AG	22,000	1,076,690
		2,133,055
Semiconductors & Semiconductor Equipment 3.6%
Cree, Inc.*	9,500	262,580
Dialog Semiconductor PLC* (a)	28,000	1,044,092
Lam Research Corp. (a)	13,250	1,036,150
Teradyne, Inc. (a)	10,350	215,073
Xilinx, Inc. (b)	24,050	1,195,044
		3,752,939
Software 1.4%
Electronic Arts, Inc.*	200	13,558
Microsoft Corp.	9,000	489,150
Oracle Corp.	14,000	545,580
Playtech PLC	35,500	431,623
		1,479,911
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	5,350	632,905
Materials 3.2%
Chemicals 1.1%
Innospec, Inc.	5,500	321,200
K+S AG (Registered)	22,500	641,051
LyondellBasell Industries NV "A"	2,450	234,759
		1,197,010
Construction Materials 1.1%
HeidelbergCement AG	15,000	1,190,498
Metals & Mining 1.0%
Steel Dynamics, Inc.	57,950	1,007,751
Telecommunication Services 1.5%
Diversified Telecommunication Services 0.4%
Iliad SA	2,000	444,979
Wireless Telecommunication Services 1.1%
Freenet AG	35,000	1,174,083
Utilities 5.8%
Electric Utilities 4.8%
Duke Energy Corp.	4,000	271,040
Enel SpA	300,000	1,319,684
Iberdrola SA	160,000	1,118,416
Red Electrica Corporacion SA	15,000	1,286,235
WEC Energy Group, Inc. (a)	22,008	1,085,451
		5,080,826
Multi-Utilities 1.0%
CMS Energy Corp. (a)	11,650	407,983
Engie	40,000	697,331
		1,105,314
Total Common Stocks (Cost $90,603,239)		92,120,447
Preferred Stock 1.1%
Consumer Staples
Household Products 1.1%
Henkel AG & Co. KGaA (Cost $1,144,843)	10,000	1,133,647
	Principal Amount ($)	Value ($)
Corporate Bond 4.7%
Financials
Bank Nederlandse Gemeenten NV, REG S, 0.624% ***, 2/8/2016 (Cost $5,002,468)	5,000,000	4,999,120
Government & Agency Obligations 8.5%
Sovereign Bonds
Canada Government International Bond, 0.875%, 2/14/2017	2,000,000	2,000,246
Kingdom of Sweden:
REG S, 0.375%, 12/22/2015	5,000,000	5,000,000
REG S, 0.625%, 9/19/2016	2,000,000	1,999,580
Total Government & Agency Obligations (Cost $9,004,944)		8,999,826
	Shares	Value ($)
Short-Term U.S. Treasury Obligations 28.3%
U.S. Treasury Bills:
0.425% **, 10/13/2016	5,000,000	4,981,180
0.209% **, 2/25/2016 (b)	5,000,000	4,997,850
0.022% **, 3/24/2016 (b)	5,000,000	4,997,070
0.223% **, 3/3/2016 (b)	5,000,000	4,997,245
0.218% **, 2/4/2016 (b)	3,000,000	2,999,277
0.077% **, 1/7/2016 (b)	7,000,000	6,999,440
Total Short-Term U.S. Treasury Obligations (Cost $29,973,831)		29,972,062
Securities Lending Collateral 18.2%
Daily Assets Fund, 0.20% (c) (d) (Cost $19,280,983)	19,280,983	19,280,983
Cash Equivalents 2.1%
Central Cash Management Fund, 0.14% (c) (Cost $2,222,038)	2,222,038	2,222,038
Closed-End Investment Company 0.8%
BB Biotech AG (Registered) (Cost $729,245)	3,000	860,886

	% of Net Assets	Value ($)
Total Long Positions (Cost $157,961,591) †	150.7	159,589,009
Other Assets and Liabilities, Net	37.1	39,257,403
Securities Sold Short	(87.8)	(92,967,800)
Net Assets	100.0	105,878,612

†	The cost for federal income tax purposes was $158,554,897. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $1,034,112. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,505,650 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,471,538.

	Shares	Value ($)
Common Stocks Sold Short 87.8%
Consumer Discretionary 6.8%
Hotels, Restaurants & Leisure 1.5%
Accor SA	26,239	1,104,491
Jamba, Inc.	33,150	463,105
		1,567,596
Household Durables 1.3%
Electrolux AB "B"	46,000	1,342,095
Internet & Catalog Retail 0.5%
Ocado Group PLC	100,000	555,644
Media 3.5%
Axel Springer SE	14,000	780,178
Informa PLC	100,000	939,101
Liberty Media Corp. "A"	15,800	640,058
UBM PLC	80,000	611,058
Walt Disney Co.	6,914	784,532
		3,754,927
Consumer Staples 15.0%
Beverages 1.7%
Coca-Cola Co.	5,450	232,279
Constellation Brands, Inc. "A"	8,850	1,241,301
Monster Beverage Corp.	2,000	309,220
		1,782,800
Food & Staples Retailing 6.2%
Carrefour SA	25,584	788,002
Jeronimo Martins SGPS SA	50,000	692,658
Metro AG	30,000	997,577
Sprouts Farmers Market, Inc.	41,300	996,569
Sysco Corp.	26,900	1,105,590
Wal-Mart Stores, Inc.	13,327	784,161
Whole Foods Market, Inc.	40,650	1,184,948
		6,549,505
Food Products 3.0%
Danone SA	12,314	861,813
Diamond Foods, Inc.	25,000	1,012,000
Nestle SA (Registered)	19,000	1,309,418
		3,183,231
Household Products 0.9%
Church & Dwight Co., Inc.	7,750	664,718
Procter & Gamble Co.	4,250	318,070
		982,788
Personal Products 2.3%
Beiersdorf AG	15,000	1,394,881
Unilever PLC	25,000	1,064,406
		2,459,287
Tobacco 0.9%
Altria Group, Inc.	15,759	907,718
Energy 3.9%
Energy Equipment & Services 1.4%
Dril-Quip, Inc.	10,242	646,373
Frank's International NV	48,434	818,534
		1,464,907
Oil, Gas & Consumable Fuels 2.5%
Devon Energy Corp.	700	32,207
Koninklijke Vopak NV	26,000	1,126,236
Southwestern Energy Co.	5,100	45,951
World Fuel Services Corp.	21,175	923,018
WPX Energy, Inc.	57,722	495,255
		2,622,667
Financials 20.9%
Banks 3.4%
Banco Bilbao Vizcaya Argentaria SA	130,000	1,074,430
BNP Paribas SA	17,000	1,006,130
JPMorgan Chase & Co.	3,338	222,578
PNC Financial Services Group, Inc.	11,350	1,084,038
The Bancorp., Inc.	34,500	264,960
		3,652,136
Capital Markets 9.4%
American Capital Ltd.	75,441	1,180,652
Ares Capital Corp.	81,607	1,291,023
Federated Investors, Inc. "B"	37,000	1,158,840
Franklin Resources, Inc.	25,000	1,048,000
Invesco Ltd.	21,176	713,419
Legg Mason, Inc.	27,758	1,231,900
LPL Financial Holdings, Inc.	25,000	1,149,500
SEI Investments Co.	24,200	1,316,238
TD Ameritrade Holding Corp.	(25,073	918,424
		10,007,996
Diversified Financial Services 1.0%
CBOE Holdings, Inc.	14,000	1,010,940
Insurance 2.6%
CNO Financial Group, Inc.	31,550	638,257
Genworth Financial, Inc. "A"	39,020	197,051
Hartford Financial Services Group, Inc.	4,946	225,735
Loews Corp.	26,500	1,004,085
StanCorp Financial Group, Inc.	1,400	159,096
Validus Holdings Ltd.	11,200	528,416
		2,752,640
Real Estate Investment Trusts 3.9%
Acadia Realty Trust (REIT)	15,900	533,286
American Residential Properties, Inc. (REIT)	15,050	263,224
Medical Properties Trust, Inc. (REIT)	29,700	356,697
PennyMac Mortgage Investment Trust (REIT)	17,000	282,880
Physicians Realty Trust (REIT)	59,000	944,590
Redwood Trust, Inc. (REIT)	27,300	376,194
Select Income REIT (REIT)	33,500	688,090
Senior Housing Properties Trust (REIT)	45,350	655,308
		4,100,269
Thrifts & Mortgage Finance 0.6%
PHH Corp.	35,000	593,950
Health Care 12.3%
Biotechnology 1.2%
Amgen, Inc.	5,695	917,464
United Therapeutics Corp.	2,525	385,391
		1,302,855
Health Care Equipment & Supplies 5.2%
Coloplast AS "B"	7,000	569,190
DexCom, Inc.	2,800	238,056
Essilor International SA	10,600	1,380,414
GN Store Nord AS	44,000	808,090
Hologic, Inc.	11,542	465,720
Straumann Holding AG (Registered)	5,000	1,476,977
The Cooper Companies, Inc.	3,950	577,688
		5,516,135
Health Care Providers & Services 0.6%
Fresenius Medical Care AG & Co. KgaA	8,000	659,213
Health Care Technology 2.0%
Allscripts Healthcare Solutions, Inc.	86,679	1,320,121
athenahealth, Inc.	5,000	838,750
		2,158,871
Life Sciences Tools & Services 1.1%
Illumina, Inc.	6,040	1,110,756
Pharmaceuticals 2.2%
AstraZeneca PLC	7,100	481,816
GlaxoSmithKline PLC	53,000	1,078,884
STADA Arzneimittel AG	20,000	761,946
		2,322,646
Industrials 8.3%
Aerospace & Defense 0.5%
United Technologies Corp.	5,800	557,090
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	8,754	590,282
Building Products 1.2%
Advanced Drainage Systems, Inc.	40,500	1,085,805
Armstrong World Industries, Inc.	3,200	158,976
		1,244,781
Construction & Engineering 1.3%
Hochtief AG	14,200	1,334,691
Machinery 2.4%
IDEX Corp.	10,400	819,520
IMI PLC	40,000	574,744
Sulzer AG (Registered)	7,000	730,048
Wartsila Oyj Abp	10,500	470,040
		2,594,352
Professional Services 1.4%
Bureau Veritas SA	55,000	1,131,792
ManpowerGroup, Inc.	3,500	315,980
		1,447,772
Road & Rail 0.9%
Avis Budget Group, Inc.	12,600	471,114
Hertz Global Holdings, Inc.	32,850	521,001
		992,115
Information Technology 12.1%
Communications Equipment 1.1%
Telefonaktiebolaget LM Ericsson "B"	124,500	1,210,324
Electronic Equipment, Instruments & Components 1.3%
Universal Display Corp.	25,500	1,340,280
Internet Software & Services 0.6%
RealNetworks, Inc.	162,500	672,750
Semiconductors & Semiconductor Equipment 4.7%
Aixtron SE	55,000	439,878
Altera Corp.	10,700	564,960
Analog Devices, Inc.	3,500	215,705
ASML Holding NV	12,000	1,110,022
Intel Corp.	23,233	807,811
Microchip Technology, Inc.	14,550	702,474
Qorvo, Inc.	950	55,166
STMicroelectronics NV	145,000	1,055,751
		4,951,767
Software 3.4%
Autodesk, Inc.	14,042	891,246
Gemalto NV	8,000	503,757
SAP SE	10,000	787,506
ServiceNow, Inc.	8,114	705,999
Tableau Software, Inc. "A"	7,500	727,725
		3,616,233
Technology Hardware, Storage & Peripherals 1.0%
EMC Corp.	42,000	1,064,280
Materials 1.8%
Chemicals 1.0%
BASF SE	11,000	906,531
The Mosaic Co.	4,950	156,618
		1,063,149
Metals & Mining 0.8%
Allegheny Technologies, Inc.	23,400	296,478
Nucor Corp.	12,360	512,322
		808,800
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
Orange SA	50,000	860,318
TeliaSonera AB	220,000	1,080,241
		1,940,559
Utilities 4.9%
Electric Utilities 1.6%
Eversource Energy	4,010	204,309
Fortum Oyj	65,000	947,172
WEC Energy Group, Inc.	10,419	513,882
		1,665,363
Gas Utilities 0.3%
South Jersey Industries, Inc.	14,000	321,440
Independent Power & Renewable Eletricity Producers 1.4%
AES Corp.	97,663	975,653
Drax Group PLC	150,000	509,509
		1,485,162
Multi-Utilities 1.6%
National Grid PLC	85,194	1,189,033
RWE AG	40,000	459,632
		1,648,665
Total Common Stocks Sold Short (Proceeds $98,041,858)		92,911,427
Rights Sold Short 0.1%
Consumer Staples
Safeway Casa Ley, Expiration Date 1/30/2018	52,997	53,787
Safeway PDC LLC, Expiration Date 1/30/2017	52,997	2,586
Total Rights Sold Short (Proceeds $56,373)		56,373
Total Position Sold Short (Proceeds $98,098,231)		92,967,800

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2015.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $18,790,791, which is 17.7% of net assets.
(b)	All or a portion of these securities are pledged as collateral for short sales.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipt

As of November 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
SEK	3,800,000	USD	437,563	12/7/2015	1,840	State Street Bank and Trust Co.
EUR	5,220,000	USD	5,725,649	12/7/2015	210,087	State Street Bank and Trust Co.
NOK	4,500,000	USD	527,294	12/7/2015	9,541	State Street Bank and Trust Co.
GBP	900,000	USD	1,386,788	12/7/2015	31,343	State Street Bank and Trust Co.
CHF	70,000	USD	70,860	12/7/2015	2,812	State Street Bank and Trust Co.
Total unrealized appreciation					255,623
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	679,107	SEK	5,800,000	12/7/2015	(14,056)	State Street Bank and Trust Co.
USD	1,415,162	DKK	9,600,000	12/7/2015	(55,422)	State Street Bank and Trust Co.
Total unrealized depreciation					(69,478)

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$51,120,243	$41,000,204	$—	$92,120,447
Preferred Stock	—	1,133,647	—	1,133,647
Corporate Bond	—	4,999,120	—	4,999,120
Government & Agency Obligations (e)	—	8,999,826	—	8,999,826
Short-Term U.S. Treasury Obligations	—	29,972,062	—	29,972,062
Short-Term Investments (e)	21,503,021	—	—	21,503,021
Closed-End Investment Company	—	860,886	—	860,886
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	255,623	—	255,623
Total	$72,623,264	$87,221,368	$—	$159,844,632
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short, at Value	(54,745,790)	(38,165,637)	—	(92,911,427)
Rights Sold Short, at Value	—	—	(56,373)	(56,373)
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	(69,478)	—	(69,478)
Total	$(54,745,790)	$(38,235,115)	$(56,373)	$(93,037,278)

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 186,145

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Diversified Market Neutral Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016